SHARE CAPITAL - Unlimited Number of Multiple Voting Shares (Details)	12 Months Ended
Dec. 31, 2021 Vote
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share	1
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share	25
Stock conversion ratio	1
Condition for conversion where aggregate number of shares as a percentage to the issued and outstanding shares	33.33%
Condition for conversion period from the date of closing of the Qualifying Transaction	5 years